DWS Equity 500 Index Fund Expense Example - DWS Equity 500 Index Fund	Apr. 28, 2026 USD ($)
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	126
Expense Example, with Redemption, 10 Years	290
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	154
Expense Example, with Redemption, 10 Years	359
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	96
Expense Example, with Redemption, 5 Years	173
Expense Example, with Redemption, 10 Years	$ 399